RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION	12 Months Ended
Jun. 30, 2025
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION
RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION

NOTE 6 – RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION

Amounts receivable and payable with broker dealers and the clearing organization include:

	June 30, 2025	June 30, 2024
Due from clearing organizations, net	$4,021,151	$1,094,453
Fails to deliver and receive	158,474	238,853
Total receivables	$4,179,625	$1,333,306

Due from clearing organizations, net	$481,006	$3,003
Fails to deliver and receive	16,654	1,912
Total payables	$497,660	$4,915

No losses were recognized on the receivables from broker dealers or clearing organizations during the year ended June 30, 2025 or during the transition period ended June 30, 2024.

Accounts receivable from and payable to customers at June 30, 2025, include cash and margin accounts. Securities owned by customers are held as collateral for any unpaid amounts. Such collateral is not reflected in the financial statements. The Company provides an allowance for credit losses, as needed, for accounts in which collection is uncertain. Management periodically evaluates each account on a case-by-case basis to determine impairment. Accounts that are deemed uncollectible are written off to bad debt expense. Bad debt expense net of bad debt recoveries and trading error adjustments for the year ended June 30, 2025 was $396,826, and for the transition period ended June 30, 2024 was $15,000.